STOCK-BASED COMPENSATION PLANS - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 21.3	$ 20.8	$ 26.0
Tax benefits related to stock-based compensation plans			8.9	$ 14.9	$ 15.3
Unamortized compensation expense expected to be vested			$ 24.6
Recognized weighted average period, years			1 year 2 months
Risk-free interest rate, year			7 years
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 1.7
Non-Vested Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			7.0
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 4.6
Incentive Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			3 years
Stock-based compensation expense			$ 6.5
Percentage of incentive stock awards expected to be vested and awarded of stocks granted			84.00%
Incentive Stock Awards | Scenario Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted	91.00%	77.00%
Incentive Stock Awards | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted			0.00%
Incentive Stock Awards | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted			200.00%
Directors Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued			881,192
Stock-based compensation expense			$ 1.5
Directors Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan term, years			10 years
Shares authorized for grants			1,000,000
Award vesting period			3 years
Directors Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			1 year
Shares issued			16,500	16,972	11,256
Directors Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			1 year
Plan 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant			3,192,453
Plan 2011 | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan term, years			10 years
Award vesting period			4 years
Plan 2011 | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			4 years
Plan 2000 | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan term, years			10 years
Award vesting period			4 years
Plan 2000 | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			4 years